Taxation (Details) - Schedule of Loss Before Income Tax Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation (Details) - Schedule of Loss Before Income Tax Expense [Line Items]
Total income/(loss) before income tax expense	$ (28,955,683)	$ (12,789,311)	$ (32,691,100)
Hong Kong and others [Member]
Taxation (Details) - Schedule of Loss Before Income Tax Expense [Line Items]
Total income/(loss) before income tax expense	(20,963,797)	(6,279,083)	(26,411,409)
PRC (except Hong Kong) [Member]
Taxation (Details) - Schedule of Loss Before Income Tax Expense [Line Items]
Total income/(loss) before income tax expense	$ (7,991,886)	$ (6,510,228)	$ (6,279,691)